OTHER PROVISIONS, CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other provisions, Current and Non current
Other provisions, current	$ 1,522,426	$ 1,314,106
Other non-current provisions	53,723,373	53,487,790
Total	55,245,799	54,801,896	$ 48,695,427
Litigation
Other provisions, Current and Non current
Total	$ 55,245,799	$ 54,801,896